Offerings - Offering: 1	Jan. 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 25,699,492.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,549.10